Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment
6.	Property, plant and equipment

	At December 31,
	2023	2022

Equipment	$104,294	$104,294
Leasehold improvement	439,602	439,602

Property, plant and equipment	543,896	543,896
Accumulated depreciation	(409,358)	(175,699)

	$134,538	$368,197

Depreciation included in:

	Years ended December 31,
	2023	2022

Administrative expense	$233,659	$173,215